SIGNIFICANT RELATED PARTY BALANCES AND TRANSACTIONS - Significant related party transactions - Table Content (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Sales of goods and services rendered
Sales of materials and finished goods	¥ 19,235,717	¥ 14,097,316	¥ 12,261,860
Provision of utility services	847,252	709,744	575,687
Other significant related party transactions
Entrusted loans and other borrowings to related parties		1,600,000	212,400
Interest income on entrusted loans and other borrowings to related parties		65,430	31,373
Provision of engineering, construction and supervisory services
Sales of goods and services rendered
Services rendered	7,706	79,141	142,746
Rental revenue of land use rights and buildings
Sales of goods and services rendered
Rental revenue of land use rights and buildings	34,607	41,301	33,231
Purchases of engineering, construction and supervisory services
Purchase of goods and services
Purchase of services	2,496,431	1,205,355	1,529,453
Purchases of key and auxiliary materials, equipment and finished goods
Purchase of goods and services
Purchase of goods	13,822,660	10,367,335	5,491,058
Provision of utilities services
Sales of goods and services rendered
Provision of utility services	1,193,038	1,432,259	689,860
Rental expenses for buildings and land use rights
Purchase of goods and services
Rental expenses for buildings and land use rights charged	501,866	509,848	511,127
Chinalco and its subsidiaries
Sales of goods and services rendered
Sales of materials and finished goods	11,248,625	10,658,507	10,319,958
Provision of utility services	620,552	581,566	567,628
Other significant related party transactions
Interest income from the unpaid disposal proceeds from related parties		117,587	246,149
Chinalco and its subsidiaries | Provision of engineering, construction and supervisory services
Sales of goods and services rendered
Services rendered	5,981	77,095	101,323
Chinalco and its subsidiaries | Rental revenue of land use rights and buildings
Sales of goods and services rendered
Rental revenue of land use rights and buildings	31,551	40,875	33,231
Chinalco and its subsidiaries | Purchases of engineering, construction and supervisory services
Purchase of goods and services
Purchase of services	2,088,338	1,071,283	1,529,453
Chinalco and its subsidiaries | Purchases of key and auxiliary materials, equipment and finished goods
Purchase of goods and services
Purchase of goods	3,513,420	3,850,073	1,660,529
Chinalco and its subsidiaries | Provision of social services and logistics services
Purchase of goods and services
Purchase of services	312,062	326,830	307,354
Chinalco and its subsidiaries | Provision of utilities services
Sales of goods and services rendered
Provision of utility services	992,827	1,412,722	686,474
Chinalco and its subsidiaries | Rental expenses for buildings and land use rights
Purchase of goods and services
Rental expenses for buildings and land use rights charged	501,866	509,848	511,001
Associates of Chinalco
Sales of goods and services rendered
Sales of materials and finished goods	897,642	682,992	688,308
Provision of utility services	15,719	8,776	4,444
Associates of Chinalco | Purchases of key and auxiliary materials, equipment and finished goods
Purchase of goods and services
Purchase of goods	18,917
Associates of Chinalco | Provision of utilities services
Sales of goods and services rendered
Provision of utility services	96,510
Joint ventures
Sales of goods and services rendered
Sales of materials and finished goods	4,462,670	2,031,159	648,145
Provision of utility services	186,672	118,280	3,031
Other significant related party transactions
Entrusted loans and other borrowings to related parties		500,000	212,400
Interest income on entrusted loans and other borrowings to related parties		41,005	31,373
Financial guarantee provided to related party	12,450	18,350	24,245
Joint ventures | Provision of engineering, construction and supervisory services
Sales of goods and services rendered
Services rendered		2,046	41,423
Joint ventures | Rental revenue of land use rights and buildings
Sales of goods and services rendered
Rental revenue of land use rights and buildings	1,545	426
Joint ventures | Purchases of engineering, construction and supervisory services
Purchase of goods and services
Purchase of services	2,100
Joint ventures | Purchases of key and auxiliary materials, equipment and finished goods
Purchase of goods and services
Purchase of goods	8,182,251	6,516,087	3,799,116
Joint ventures | Provision of utilities services
Sales of goods and services rendered
Provision of utility services	26,269	19,537	3,386
Joint ventures | Provision of other services
Purchase of goods and services
Purchase of services	226,280	269,204	151,552
Joint ventures | Rental expenses for buildings and land use rights
Purchase of goods and services
Rental expenses for buildings and land use rights charged			126
Associates
Sales of goods and services rendered
Sales of materials and finished goods	2,626,780	724,658	605,449
Provision of utility services	24,309	1,122	584
Other significant related party transactions
Entrusted loans and other borrowings to related parties		1,100,000
Interest income on entrusted loans and other borrowings to related parties		24,425
Associates | Provision of engineering, construction and supervisory services
Purchase of goods and services
Purchase of services	1,725
Associates | Rental revenue of land use rights and buildings
Sales of goods and services rendered
Rental revenue of land use rights and buildings	1,511
Associates | Purchases of engineering, construction and supervisory services
Purchase of goods and services
Purchase of services	405,993	134,072
Associates | Purchases of key and auxiliary materials, equipment and finished goods
Purchase of goods and services
Purchase of goods	2,108,072	1,175	31,413
Associates | Provision of utilities services
Sales of goods and services rendered
Provision of utility services	77,432
Shandong Aluminum, Shanxi Aluminum Plant and China Great Wall Aluminum Corporation
Other significant related party transactions
Borrowing from related parties	6,525,000	4,010,000	5,145,959
Interest expense on borrowings, discounted notes and factoring arrangement from related parties	143,415	225,934	226,118
Disposal assets under sale and leaseback contract to related parties	224,000	600,000	1,040,000
Finance lease under a sale and leaseback contract from related parties	224,000	600,036	1,040,036
Trade receivable factoring arrangement from related parties	470,101	1,570,000
Discounted notes receivable to a related parties	¥ 756,000	523,253	40,200
Financial guarantees provided		¥ 4,000	¥ 23,000